Stockholders' Equity (Details) (USD $)	1 Months Ended	12 Months Ended								1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended		3 Months Ended
	Dec. 31, 2010	Dec. 31, 2011 entity	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2001 entity	Dec. 31, 2011 Continuing operations	Dec. 31, 2010 Continuing operations	Dec. 31, 2009 Continuing operations	Dec. 31, 2009 Discontinued operations	Oct. 31, 2010 Hewitt Associates, Inc (Hewitt)	Dec. 31, 2011 Hewitt Associates, Inc (Hewitt)	Dec. 31, 2010 Hewitt Associates, Inc (Hewitt)	Oct. 02, 2010 Hewitt Associates, Inc (Hewitt)	Jan. 31, 2010 2010 - Share Repurchase Program	Dec. 31, 2011 2010 - Share Repurchase Program	Dec. 31, 2011 2005 - Share Repurchase Program	Mar. 31, 2011 2005 - Share Repurchase Program Authorized Shares Adjustment	Dec. 31, 2007 2005 - Share Repurchase Program Authorized Shares Adjustment
Common Stock Programs
Common stock shares issued as consideration for part of the purchase price of Hewitt										61,050,000
Option to purchase common stock													4,500,000
Options outstanding													1,200,000
Options exercisable													1,200,000
Share repurchase authorization limit (in dollars)														$ 2,000,000,000	$ 1,200,000,000			$ 4,600,000,000
Number of shares repurchased															16,400,000		118,700,000
Average price per share of shares purchased under share repurchase program (in dollars per share)															$ 50.39		$ 40.97
Cost of shares repurchased (in dollars)		828,000,000	250,000,000	590,000,000											827,000,000		4,600,000,000
Cumulative number of shares purchased under share repurchase programs																128,300,000
Cumulative value of shares purchased under share repurchase programs (in dollars)																5,400,000,000
Number of treasury shares reissued for employee benefit plans		7,800,000	8,500,000	8,000,000
Treasury stock shares retired	40,000,000
Number of entities acquired that returned shares of Aon common stock upon acquisition		3			2
Aon shares obtained upon acquisition of controlled entities					22,400,000
Number of treasury shares reissued for employee stock purchase plans		600,000	400,000	500,000
Weighted average shares outstanding
Shares for basic earnings per share		335,500,000	293,400,000	283,200,000
Potentially issuable common shares (in shares)		5,400,000	4,700,000	7,900,000
Shares for diluted earnings per share		340,900,000	298,100,000	291,100,000
Number of participating securities (in shares)		7,600,000	6,100,000	6,900,000
Number of shares excluded from the calculation of diluted earnings per share		100,000	4,800,000	4,800,000
Income from continuing operations		$ 13,000,000	$ 15,000,000	$ 18,000,000		$ 13,000,000	$ 15,000,000	$ 15,000,000	$ (3,000,000)
Number of shares issued for employee benefit plans		500,000	2,200,000	1,000,000							2,200,000	500,000